Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	350,058	370,258
Granted | shares	91,780	96,680
Released | shares	(87,838)	(116,880)
Forfeited | shares	(3,794)
Ending balance | shares	350,206	350,058
Weighted Average Intrinsic Value,Beginning Balance | $	$ 26.69	$ 22.4
Weighted Average Intrinsic Value,Granted | $	46.72	39.95
Weighted Average Intrinsic Value,Released | $	28.85	24.09
Weighted Average Intrinsic Value, Forfeited | $	39.95
Weighted Average Intrinsic Value, Ending Balance | $	$ 31.25	$ 26.69